Operating leases (Tables)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Lease costs
Lease costs recorded under operating leases for the three months ended March 31, 2019 were as follows:

Three Months Ended
March 31, 2019
(in thousands)

Operating lease costs	$8,655
Income from sub-leases	(520)
Net operating lease costs	$8,135

Operating lease maturity
Future minimum lease payments under non-cancellable leases as of March 31, 2019 were as follows:

Minimum rental
payments
(in thousands)
Due within 1 year	$29,453
Due between 1 and 5 years	67,499
Thereafter	18,660
Total future minimum lease payments	115,612
Lease imputed interest	(3,502)
Total	$112,110